Derivative Instruments and Hedging Activities - Schedule of Interest Rate Swap (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Feb. 28, 2013	Feb. 29, 2012	May 31, 2012	May 31, 2011	May 31, 2010
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Amount of gain (loss) recognized in OCI	$ 9.5	$ 17.4	$ 20.5	$ 33.1	$ 18.5
Amount of (gain) loss reclassified from accumulated OCI into interest expense (effective portion)
Amount (gain) loss recognized in other income (expense) (ineffective portion and amount excluded from effectiveness testing)